Trade, other payables and financial liabilities - Summary of Trade, Other Payables and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Accounts payable	$ 229,104	$ 182,303
Accounts payable to related parties	1,624	1,228
Trade payable	230,728	183,531
Other liabilities	1,270	1,403
Other financial liabilities	1,270	1,403
Trade, other payables and financial liabilities	$ 231,998	$ 184,934